Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Prepaid Expenses and Other Current Assets [Abstract]
Value added tax receivable	$ 120	$ 58
Rental and utility deposit	21	32
Advance to suppliers	254	123
Prepayment	728	716
Coupon receivable	58	58
Others	939	487
Total prepaid expenses and other current assets	$ 2,120	$ 1,474